Organization (Details) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 15, 2021	Apr. 26, 2022	Apr. 21, 2022	Nov. 15, 2021	Mar. 19, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 09, 2022
Organization (Details) [Line Items]
Net loss						$ 25,103,000		$ 79,540,000
Accumulated deficit						411,832,000		386,729,000
Cash and cash equivalents on hand						8,211,000		21,626,000
Transaction cost				$ 111,000,000
Gross proceeds				244,000,000
Trust account						133,022,440		133,010,583
Transaction related expenses						$ 2,464,000	$ 1,388,000	$ 6,322,000	$ 5,897,000
Archimedes Tech Spac Partners Co [Member]
Organization (Details) [Line Items]
Total consideration				2,000,000,000
Common stock per share (in Dollars per share)	$ 10					$ 11.5
Total gross proceeds				111,000,000
Warrants description								Each Public Unit consists of (i) one subunit (the “Public Subunit”), which consists of one share of common stock (the “Public Share”) and one-quarter of one redeemable warrant, and (ii) one-quarter of one redeemable warrant (collectively, the redeemable warrants included in the Public Units and Public Subunits, the “Public Warrants”); each whole Public Warrant will be exercisable to purchase one share of common stock at a price of $11.50 per share.
Transaction costs amounted						$ 4,849,810		$ 4,849,810
Underwriting discount						2,400,000		2,400,000
Other offering costs						2,449,810		$ 2,449,810
Aggregate gross proceed					$ 13,000,000
Maturity term								185 days
Percentage of redemption					100.00%			100.00%
Fair market value, percentage								80.00%
Maturity term of proposed public offering								18 months
Redemption of outstanding public, percentage								100.00%
Public per share (in Dollars per share)								$ 10
Working capital amount						18,129		$ 235,295
Sale of stock						25,000		25,000
Unsecured promissory note amount						125,000		125,000
Trust account amount								$ 235,295
Operating business terms term								12 months
Sale of stock (in Shares)							12,000,000	12,000,000
Trust account								$ 133,010,583
Trust account						$ 18,129
Archimedes Tech Spac Partners Co [Member] | Merger Agreement [Member]
Organization (Details) [Line Items]
Total consideration yet to be paid				$ 2,000,000,000
Archimedes Tech Spac Partners Co [Member] | IPO [Member]
Organization (Details) [Line Items]
Sale of stock (in Shares)	12,000,000							390,000
Per share price (in Dollars per share)	$ 10					$ 10		$ 10
Generating gross proceeds	$ 120,000,000					$ 3,900,000		$ 3,900,000
Sale of stock (in Shares)	12,000,000					390,000
Archimedes Tech Spac Partners Co [Member] | Over-Allotment Option [Member]
Organization (Details) [Line Items]
Per share price (in Dollars per share)					$ 10
Generating gross proceeds					$ 13,000,000
Purchase of additional units (in Shares)						1,800,000		1,800,000
Purchase of shares (in Shares)					1,300,000
Aggregate gross proceed					$ 13,000,000
Transaction costs					$ 260,000
Sale of additional units (in Shares)					26,000
Net proceeds					$ 133,000,000
Cash underwriting fees					260,000
Class A Common Stock [Member] | Archimedes Tech Spac Partners Co [Member]
Organization (Details) [Line Items]
Purchase shares of common stock (in Shares)				11,100,000
Common stock per share (in Dollars per share)				$ 10
Subsequent Event [Member]
Organization (Details) [Line Items]
Per share price (in Dollars per share)										$ 10
Purchase of additional units (in Shares)		11,300,000
Aggregate gross proceed		$ 113,000,000
Net proceeds		93,064,000
Gross proceeds		5,357,000
Transaction related expenses		25,293,000
Subsequent Event [Member] | Archimedes Tech Spac Partners Co [Member]
Organization (Details) [Line Items]
Total gross proceeds		113,000,000
Trust account		127,679,500
Remaining balance		$ 5,356,628
Purchased aggregate shares (in Shares)		11,300,000
Purchase price per share (in Dollars per share)		$ 10
Aggregate paid amount		$ 127,679,500
Approximately amount		$ 5,356,628
Outstanding percentage		100.00%
Received amount		$ 5,356,628
PIPE proceeds amount		$ 113,000,000
Tax payments			$ 167,955
Business Combination [Member] | Archimedes Tech Spac Partners Co [Member]
Organization (Details) [Line Items]
Acquired business, percentage								50.00%
Net tangible assets								$ 5,000,001
Business combination, description								A public stockholder will be entitled to receive funds from the Trust Account (including interest earned on his, her or its portion of the Trust Account to the extent not previously released to the Company) only in the event of (i) the redemption of 100% of the outstanding Public Subunits if the Company has not completed a Business Combination in the required time period, (ii) if that public stockholder converts such Public Subunits, or sells such Public Subunits to the Company in a tender offer, in connection with a Business Combination which the Company consummates or (iii) the Company seeks to amend any provisions of its amended and restated certificate of incorporation that would affect the public stockholders’ ability to convert or sell their Public Subunits to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of the Public Subunits if the Company does not complete a Business Combination within the Combination Period.
Business Combination [Member] | Subsequent Event [Member] | Archimedes Tech Spac Partners Co [Member]
Organization (Details) [Line Items]
Acquired business, percentage		100.00%
Received amount		$ 5,356,628
PIPE proceeds amount		$ 113,000,000
Business Combination [Member]
Organization (Details) [Line Items]
Risk term								1 year
EarlyBirdCapital [Member] | Archimedes Tech Spac Partners Co [Member]
Organization (Details) [Line Items]
Generating gross proceeds					260,000			$ 3,900,000
EarlyBirdCapital [Member] | Archimedes Tech Spac Partners Co [Member] | Over-Allotment Option [Member]
Organization (Details) [Line Items]
Generating gross proceeds					$ 260,000
SoundHound [Member] | Subsequent Event [Member]
Organization (Details) [Line Items]
Per share price (in Dollars per share)		$ 10
SoundHound [Member] | Subsequent Event [Member] | Archimedes Tech Spac Partners Co [Member]
Organization (Details) [Line Items]
Outstanding amount		$ 2,000,000,000